SHAREHOLDERS’ EQUITY (Details Narrative) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended							3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jun. 05, 2012	May 01, 2012	Apr. 18, 2012	Apr. 16, 2012	Apr. 10, 2012	Mar. 31, 2012 Cash	Dec. 31, 2011 Cash	Mar. 31, 2012 Consulting agreements	Apr. 19, 2012 Terryand Pam Morrow	Apr. 19, 2012 Greg and Melissa Morrow	Apr. 19, 2012 Joyce Morrow	Apr. 19, 2012 Rafa Parra	Apr. 19, 2012 Andrew Dempsey	Apr. 19, 2012 Muris Bisic	Apr. 19, 2012 Vickie Cooper	Apr. 19, 2012 Carl Bolstad	Apr. 19, 2012 Sean Sleigh	Apr. 30, 2012 Blulife, Inc.	Apr. 23, 2012 Blulife, Inc.	May 01, 2012 TCA Global Credit Master Funds incentive for agreement	May 01, 2012 TCA Global Credit Master Funds escrow
Common stock issued		64,157,197	45,500,000											5,250,000	5,000,000	2,500,000
Debt		$ 75,000	$ 16,750
Cash														52,500	20,000
Consulting services fee	123,401			14,332	160,716	73,250	88,683	93,302								15,000
Common stock issued	491,089,215				491,089,215		291,617,428	29,617,428	23,000,000	3,571,429	5,357,143	4,285,714	4,615,385				480,759	2,403,846	240,385	961,538	675,676	3,378,378	238,095	675,676	625,000	7,000,000	14,000,000	5,555,556	11,516,104
Debt									11,500			12,000	12,000													3,500	7,000
Debt and accrued interest											15,000
Exchange of shares of preferred stock																	4,000	20,000	2,000	8,000	4,000	20,000	2,000	4,000	4,000
Stock value																	4,000	20,000	2,000	8,000	4,000	20,000	2,000	4,000	4,000
Incentive share value																												25,000
Professional fees value										$ 12,500